FINANCIAL INSTRUMENTS - Aging of receivables and impairment and weighted average loss rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 9,554	$ 9,033
Impairment	$ 788	493	$ 270
Not in arrears
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	5.10%
Gross amount	$ 7,325	7,851
Impairment	$ 371	117
In arrears up to three months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	0.10%
Gross amount	$ 1,419	703
Impairment	$ 2	10
In arrears up to six months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	0.50%
Gross amount	$ 222	98
Impairment	$ 1	1
In arrears up to 12 months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	21.70%
Gross amount	$ 106	20
Impairment	$ 23	4
In arrears over 12 months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	81.10%
Gross amount	$ 482	361
Impairment	$ 391	$ 361